Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2016
Property and Equipment [Abstract]
Summary of property and equipment
	As of December 31,
	2016	2015
Lab equipment	$304,499	$222,724
Computer and equipment	21,378	14,238
Total property and equipment	325,877	236,962
Less: accumulated depreciation	(95,365)	(37,387)
Total property and equipment, net	$230,512	$199,575